Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Emerging Markets Opportunity Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) Emerging Markets Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Emerging Markets Opportunity Fund | Class A, B, C, I, R, R4, R5 and W Shares
The average annual total returns table in the “Past Performance” section of the prospectus for Class A, Class B, Class C, Class I, Class R, Class R4, Class R5 and Class W shares is hereby replaced with the following:
Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Average Annual Total Returns - Columbia Emerging Markets Opportunity Fund (Class A, B, C, I, R, R4 and R5 Shares) Columbia Emerging Markets Opportunity Fund Class A, B, C, I, R, R4, R5 and W Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since inception	Inception Date
before taxes Class A	Columbia Emerging Markets Opportunity Fund:	Class A — before taxes			12.57%	10.35%	13.60%
before taxes Class B	Columbia Emerging Markets Opportunity Fund:	Class B — before taxes			13.48%	10.52%	13.39%
before taxes Class C	Columbia Emerging Markets Opportunity Fund:	Class C — before taxes			17.48%	10.80%	13.43%
before taxes Class I	Columbia Emerging Markets Opportunity Fund:	Class I — before taxes			19.96%	12.21%		15.34%	Mar. 04, 2004
before taxes Class R	Columbia Emerging Markets Opportunity Fund:	Class R — before taxes			18.97%			24.75%	Aug. 03, 2009
before taxes Class R4	Columbia Emerging Markets Opportunity Fund:	Class R4 — before taxes			19.69%	11.97%	14.52%
before taxes Class R5	Columbia Emerging Markets Opportunity Fund:	Class R5 — before taxes			19.96%			5.70%	Aug. 01, 2008
after taxes on distributions Class A	Columbia Emerging Markets Opportunity Fund:	Class A — after taxes on distributions			12.39%	7.81%	12.23%
after taxes on distributions and redemption of fund shares Class A	Columbia Emerging Markets Opportunity Fund:	Class A — after taxes on distributions and redemption of fund shares			8.85%	7.87%	11.63%
(without sales charges) before taxes Class A	Columbia Emerging Markets Opportunity Fund:	Class A (without sales charges) — before taxes	[1]		19.45%	11.66%	14.27%
Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net)		Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net)	[2]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	18.88%	12.78%	15.89%
Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) Since Inception, 2004-03-04								16.21%	Mar. 04, 2004
Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) Since Inception, 2009-08-03								24.89%	Aug. 03, 2009
Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) Since Inception, 2008-08-01								7.09%	Aug. 01, 2008
MSCI Emerging Markets Index (Gross)		MSCI Emerging Markets Index (Gross)	[2]	(reflects no deduction for fees, expenses or taxes)	19.20%	13.11%	16.23%
MSCI Emerging Markets Index (Gross) Since Inception, 2004-03-04								16.58%	Mar. 04, 2004
MSCI Emerging Markets Index (Gross) Since Inception, 2009-08-03								25.20%	Aug. 03, 2009
MSCI Emerging Markets Index (Gross) Since Inception, 2008-08-01								7.38%	Aug. 01, 2008
Lipper Emerging Markets Funds Index		Lipper Emerging Markets Funds Index		(reflects no deduction for fees or taxes)	20.14%	11.25%	15.17%
Lipper Emerging Markets Funds Index Since Inception, 2004-03-04								15.07%	Mar. 04, 2004
Lipper Emerging Markets Funds Index Since Inception, 2009-08-03								25.43%	Aug. 03, 2009
Lipper Emerging Markets Funds Index Since Inception, 2008-08-01								5.31%	Aug. 01, 2008
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class W shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares (without sales charges) because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses.
[2]	On September 30, 2011, the MSCI Emerging Markets Index (Net) replaced the MSCI Emerging Markets Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.